INVESTMENTS MEASURED USING THE NET ASSET VALUE PER SHARE PRACTICAL EXPEDIENT	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Investment, Fair Value and NAV [Line Items]
INVESTMENTS MEASURED USING THE NET ASSET VALUE PER SHARE PRACTICAL EXPEDIENT	FAIR VALUE MEASUREMENTS
ASC 820, Fair Value Measurements and Disclosures ("ASC 820"), establishes a single authoritative definition of fair value, sets a framework for measuring fair value, and requires additional disclosures about fair value measurements.
The various inputs that may be used to determine the value of the Plan’s and Trust’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 — Quoted prices (unadjusted) in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The following tables set forth by level within the fair value hierarchy a summary by category of equity securities held by the Trust measured at fair value on a recurring basis at December 31, 2025 and 2024. The tables do not include the Collective trust funds value of $373,312,398 and $247,520,396 at December 31, 2025 and 2024, respectively, in accordance with the disclosure requirements of ASC 820-10 for certain investments measured at net asset value per share (or its equivalent).

	Fair Value Measurements at December 31, 2025, Using

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Mutual funds	$232,526,472	$—	$—	$232,526,472
Bunge shares (1)	—	11,155,132	—	11,155,132
Self-directed brokerage accounts	30,195,159	1,482,553	—	31,677,712

Total investments in the fair value hierarchy	262,721,631	12,637,685	—	275,359,316
Collective trust funds measured at net asset value (2)	—	—	—	373,312,398
Total investments, at fair value	$262,721,631	$12,637,685	$—	$648,671,714

	Fair Value Measurements at December 31, 2024, Using

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Mutual funds	$280,394,161	$—	$—	$280,394,161
Bunge shares (1)	—	9,962,378	—	9,962,378
Self-directed brokerage accounts	24,110,873	1,472,121	—	25,582,994

Total investments in the fair value hierarchy	304,505,034	11,434,499	—	315,939,533
Collective trust funds measured at net asset value (2)	—	—	—	247,520,396
Total investments, at fair value	$304,505,034	$11,434,499	$—	$563,459,929
(1)    Effective January 1, 2025, based on the assessment on inputs, the Plan changed the classification of the Bunge Fund from Level 1 to Level 2 within the fair value hierarchy. This change in presentation had no impact on the total value of investments or on the Plan's net assets available for benefits. Prior period activity has been reclassified to conform to the current year presentation.
.(2)    In accordance with ASC Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.INVESTMENTS MEASURED USING THE NET ASSET VALUE PER SHARE PRACTICAL EXPEDIENT
The following table summarizes investments held by the Trust for which fair value is measured using the net asset value per share practical expedient as of December 31, 2025 and 2024. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

	Fair Value at December 31,		Unfunded Commitments at December 31,
Investment Type	2025	2024	2025	2024	Redemption Frequency	Redemption Notice Period
Collective trusts - Stable Value	$5,297,012	$6,037,911	$—	$—	Daily	Daily (1)
Collective trust funds	$368,015,386	$241,482,485	$—	$—	Daily	Daily

(1)    Withdrawals made on the collective trust can be initiated daily. Plan Sponsor terminations of the contracts can be initiated daily. Disbursements of the funds for Plan Sponsor terminations will be provided as soon as practicable within twelve months following written notice.